LONG-TERM INVESTMENTS (Summary of Long-Term Available-for-Sale Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 175,329	$ 177,628	$ 59,136
Gross unrealized gains	17,234	16,387
Other-than -temporary impairment	(90,805)	(50,830)
Fair value	101,758	143,185
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,305	0
Gross unrealized gains	7,489	0
Other-than -temporary impairment	0	0
Fair value	9,794	0
Convertible Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	7,500	4,700
Gross unrealized gains	0	0
Other-than -temporary impairment	(1,000)	0
Fair value	6,500	4,700
Convertible redeemable preferred shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	165,524	172,928
Gross unrealized gains	9,745	16,387
Other-than -temporary impairment	(89,805)	(50,830)
Fair value	$ 85,464	$ 138,485